Note 4 - Loans (Detail) - Non Accrual Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual loans	$ 9,714	$ 21,268
Residential 1-4 Family Prime [Member]
Nonaccrual loans	6,821	9,004
Multifamily [Member]
Nonaccrual loans		1,318
Commercial Real Estate Other Receivable [Member]
Nonaccrual loans	531	5,749
Construction and Land Development [Member]
Nonaccrual loans	1,317	4,483
Commercial and Industrial [Member]
Nonaccrual loans	990	714
Consumer Other Financing Receivable [Member]
Nonaccrual loans	$ 55